As filed with the Securities and Exchange Commission on December 12, 2002




                                                 Registration No. 33- 83560
                                                                   811-8750
--------------------------------------------------------------------------------

                     SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C    20549

--------------------------------------------------------------------------------

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No.___



                     Post-Effective Amendment No. 15                 X
                                                                     --



                                   and

                     REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940



                           Amendment No. 16                          X
                                                                     --



                            SEPARATE ACCOUNT VA BNY
                            -----------------------
                          (Exact Name of Registrant)

                 AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT
                 --------------------------------------
                        (Former Name of Registrant)

                    AUSA LIFE INSURANCE COMPANY, INC.
                    ---------------------------------
                           (Name of Depositor)

                666 Fifth Avenue, New York, New York 10103
           (Address of Depositor's Principal Executive Offices)

             Depositor's Telephone Number, including Area Code

                             (212) 246-5234

                            Frank A. Camp, Esquire
                       AUSA Life Insurance Company, Inc.
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                 Copy to:

                        Frederick R. Bellamy, Esquire

                      Sutherland, Asbill & Brennan L.L.P.
                        1275 Pennsylvania Avenue, N.W.
                        Washington, D.C.  20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies


                                ______________


  It is proposed that this filing will become effective:


                                ______________


_____   immediately upon filing pursuant to paragraph (b) of Rule
        485.


  X     on December 31, 2002 pursuant to paragraph (b) of Rule 485.
-----
        60 days after filing pursuant to paragraph (a)(1) of Rule
_____   485.


_____   on ______ pursuant to paragraph (a)(1) of Rule
        485.


If appropriate, check the following box:

     _____   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectuses,Supplement, Statements of Additional Information and Exhibits of Separate Account VA BNY are hereby incorporated by reference to Form N-4 Registration Statement (33-83560 and 811-8750) filed on October 15, 2002.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 10th day of
                                                               ----
December, 2002.

                                    SEPARATE ACCOUNT VA BNY

                                    AUSA LIFE INSURANCE
                                    COMPANY, INC.
                                    Depositor


                                    ------------------
                                    Tom A. Schlossberg
                                    President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                                           Title                      Date
----------                                           -----                      ----

                                            *        Director          ___________, 2002
---------------------------------------------
William Brown, Jr.

/s/ Craig D. Vermie                                  Secretary         December 10, 2002
--------------------------------------------                           -----------------
Craig D. Vermie

                                            *        Director          ___________, 2002
---------------------------------------------
William L. Busler

                                            *        Director          ___________, 2002
---------------------------------------------
Mark W. Mullin

                                            *        Director          ___________, 2002
--------------------------------------------
Steven E. Frushtick

                                            *        Director          ___________, 2002
---------------------------------------------
Marc Abrahms

                                            *        Director          ___________, 2002
---------------------------------------------
James Byrne, Jr.


                                            *        Director              ____________, 2002
---------------------------------------------
Colette F. Vargas

                                            *        Director              ____________, 2002
---------------------------------------------
Robert S. Rubinstein

                                            *        Director              ____________, 2002
---------------------------------------------
Peter P. Post

                                            *        Director              ____________, 2002
---------------------------------------------
Robert F. Colby

                                            *        Director              ____________, 2002
---------------------------------------------       (Principal Executive
Tom A. Schlossberg                                   Officer)


                                            *        Director              ____________, 2002
---------------------------------------------
Cor H. Verhagen

                                            *        Director              ____________, 2002
---------------------------------------------
E. Kirby Warren

                                            *        Treasurer             ____________, 2002
---------------------------------------------
Brenda K. Clancy

*Craig D. Vermie, Attorney-in-Fact